Operating Leases Operating Leases (Details) (USD $)	9 Months Ended
Sep. 30, 2012
Operating Leased Assets [Line Items]
Operating leases of lessor, weighted average remaining lease term	16 years 2 months 12 days
October 1, 2012 through December 31, 2012	$ 2,858,594
2013	11,434,374
2014	11,434,374
2015	11,395,049
2016	11,382,877
2017	11,268,071
Thereafter	125,360,590
Total future minimum rental income	$ 185,133,929